Balance Sheet Components - Other Noncurrent Assets (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Property, Plant and Equipment [Line Items]
Receivable from SPEs	$ 3,583	$ 3,161
Deferred SPAC costs	1,256	0
Self-generation incentive program deposits	1,036	864
Investment in VIEs	744	843
Revolver debt issuance costs	73	416
Right-of-use assets	358	947
Property and equipment, net	123,703	131,569
Other	1,546	380
Total other noncurrent assets	8,640	6,682
Other property and equipment
Property, Plant and Equipment [Line Items]
Property and equipment, net	$ 44	$ 71